CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash	$ 98,434	¥ 685,277	¥ 1,087,258
Term deposits			137,264
Restricted cash	203,575	1,417,245	1,362,266
Accounts receivable, net	408	2,837	1,456
Advance to landlords	32,053	223,146	301,190
Prepayments and other current assets	91,444	636,618	265,794
Total current assets	425,914	2,965,123	3,155,228
Non-current assets:
Restricted cash	194,400	1,353,376	16,010
Property and equipment, net	454,988	3,167,537	1,989,630
Intangible asset, net	21,955	152,846	2,053
Goodwill	49,909	347,455
Deposits to landlords	87,402	608,475	414,754
Other non-current assets	58,994	410,703	251,936
Total non-current assets	867,648	6,040,392	2,674,383
Total assets	1,293,562	9,005,515	5,829,611
Current liabilities:
Short-term borrowings and current portion of long-term borrowings	654,193	4,554,362	2,890,842
Accounts payable	104,349	726,455	718,890
Rental payable	79,492	553,410	180,994
Advance from residents	140,244	976,348	279,534
Amount due to a related party	1,629	11,343	10,343
Deposits from residents	86,954	605,356	287,304
Accrued expenses and other current liabilities	71,172	495,484	214,170
Total current liabilities	1,138,033	7,922,758	4,582,077
Non-current liabilities:
Long-term borrowings, excluding current portion	96,132	669,250	182,646
Deferred tax liabilities	1,012	7,042
Other non-current liabilities	3,938	27,419	51,539
Total non-current liabilities	101,082	703,711	234,185
Total liabilities	1,239,115	8,626,469	4,816,262
MEZZANINE EQUITY
Total mezzanine equity	877,101	6,106,203	2,859,632
SHAREHOLDERS' DEFICIT
Ordinary Shares (US$0.00002 par value, 1,386,190,398 shares and 1,051,493,148 shares authorized as of December 31, 2018 and 2019; 287,500,000 shares and 281,290,000 shares issued and outstanding as of December 31, 2018 and 2019)	5	35	35
Accumulated other comprehensive income/(loss)	(8,310)	(57,852)	(3,061)
Accumulated deficit	(813,535)	(5,663,670)	(1,839,123)
Total shareholders' deficit attributable to ordinary shareholders	(821,840)	(5,721,487)	(1,842,149)
Non-controlling interest	(814)	(5,670)	(4,134)
Total shareholders' deficit	(822,654)	(5,727,157)	(1,846,283)
Total liabilities, mezzanine equity and shareholders' deficit	1,293,562	9,005,515	5,829,611
Series A1 Convertible Preferred Shares
MEZZANINE EQUITY
Total mezzanine equity	204	1,425	1,402
Series A2 Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
Total mezzanine equity	5,000	34,806	32,156
Series A2I Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
Total mezzanine equity	1,035	7,208	6,826
Series A3 Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
Total mezzanine equity	17,176	119,576	118,316
Series B1 Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
Total mezzanine equity	68,554	477,259	440,721
Series B2 Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
Total mezzanine equity	80,153	558,008	510,802
Series C Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
Total mezzanine equity			¥ 1,749,409
Series C-1 Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
Total mezzanine equity	1,821	12,679
Series C-2 Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
Total mezzanine equity	510,939	3,557,053
Series D Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
Total mezzanine equity	$ 192,219	¥ 1,338,189